Nature of business and summary of significant accounting policies - Goodwill (Q3) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 19, 2019	Dec. 31, 2018
Business Combination, Description [Abstract]
Goodwill	$ 18,614,000	$ 18,614,000		$ 0
Goodwill impairment	$ 0	0
Halo
Business Combination, Description [Abstract]
Goodwill		$ 18,600,000	$ 18,614,000